Impairment of Assets	6 Months Ended
Jun. 30, 2013
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	Continental Africa

	Write-off of vehicles and mining equipment at Obuasi	-	1
	Impairment and write-off of tailings storage facilities at Obuasi (1)	5	-
	Impairment and write-off of mine infrastructure, development and assets at Mongbwalu (2)	103	-
	Impairment of mine infrastructure, development and assets (3)	864	-
	Impairment and write-off of mineral rights (3)	49	-
	Impairment and write-off of acquired properties (3)	562	-
	Impairment of goodwill (3)	10	-

	Americas

	Impairment and write-off of mine infrastructure, development and assets (4)	495	-
	Impairment and write-off of acquired properties (4)	23	-
	Impairment and write-off of goodwill (4)	18	-
	Impairment and write-off of licenses and software (4)	5	-

		2,134	1

(1)	The use of the tailings storage facility was discontinued and no further economic benefit is expected to be derived.
(2)	The Mongbwalu project in the Democratic Republic of the Congo was discontinued and no further economic benefit is expected to be derived.
(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Continental Africa was written down to an estimated fair value.
(4)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Americas was impaired and written off.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates;
—	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;
—	cash flows used in impairment calculations were based on life of mine plans which range from 3 years to 47 years;
—	the Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments totaling $2.1 billion were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end; and
—	variable operating cash flows are increased at local Consumer Price Index rates.

Estimates and assumptions used by management included the following:

		2013	2012	2011	2010
June
		$ per ounce	$ per ounce	$ per ounce	$ per ounce

(1)	Long-term real gold price	1,252	1,584	1,530	1,113

When reviewing goodwill and other long-lived assets for impairment, AngloGold Ashanti’s assumption on gold price represents its best estimate of the future price of gold. In arriving at the estimated long-term gold price, AngloGold Ashanti considers all available market information including current prices, historical averages, and forward pricing information and data. The long term gold price of $1,252 per ounce in 2013 was based on a range of economic and market conditions, which were expected to exist over the remaining useful life of the assets.

AngloGold Ashanti considers the long term fundamentals that provide support to the gold price assumption. These include, amongst other things, gold as a long term store of value, hedge against inflation, safe haven status, strong physical demand from emerging markets, central bank purchases, quantitative easing and devaluation of paper currency, falling global mine production and rising costs of producing gold, all of which AngloGold Ashanti believes represent trends supportive of its gold price assumption.

The received gold price averaged $1,529 per ounce for the six months ended June 30, 2013.

The Company will continue to monitor the underlying long term factors driving the gold price and will review its gold price assumption, should it consider it appropriate to do so. Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions and long-lived assets related to Great Noligwa, Iduapriem, Siguiri, Geita, AngloGold Ashanti Córrego do Sítío Mineração and Cerro Vanguardia are most vulnerable to impairment.

Furthermore, should the gold price fall and remain at such lower levels, management will consider, in addition to other mitigating factors, reviewing and amending the life of mine plans to reduce expenditures, optimize costs and increase cash flows in respect of its mining assets.

The real pre-tax discount rates applied in the 2013 impairment calculations on a reporting unit with significant assigned goodwill were as follows:

Percentage

Australasia
	Sunrise Dam				10.9%